OTHER CURRENT ASSETS - Movement of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER CURRENT ASSETS
Balance at beginning of the year	$ 56,552	$ 6,678	$ 6,874
Charge to expenses	2,251,069	50,587	7,061
Reversal of expenses	(19,568)		702,156
Writing off of accounts receivable	(37,671)		(7,061)
Foreign exchange loss	63,264	(713)	(196)
Balance at end of the year	$ 2,313,646	$ 56,552	$ 6,678